Document And Entity Information	Jan. 29, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 29, 2025
Entity Registrant Name	COURSERA, INC.
Entity File Number	001-40275
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-3560292
Entity Address, Address Line One	2440 West El Camino Real, Suite 500
Entity Address, City or Town	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94040
City Area Code	(650)
Local Phone Number	963-9884
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value per share
Trading Symbol	COUR
Security Exchange Name	NYSE
Entity Central Index Key	0001651562
Amendment Flag	false
Entity Emerging Growth Company	false